Deferred Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Taxation
25	DEFERRED TAXATION
Deferred tax assets and liabilities are offset when there is a legally enforceable right of offsetting and when the deferred income taxes relate to the same authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	2020	2019
	RMB million	RMB million
Deferred tax assets	5,011	853
Deferred tax liabilities	(13)	(22)

Net deferred tax assets	4,998	831

Movements in the net deferred tax assets were as follows:

	2020	2019
	RMB million	RMB million
At January 1	831	677
Credited to profit or loss (Note 13)	4,149	123
Charged to other comprehensive income	18	31

At December 31	4,998	831

The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	2020	2019
	RMB million	RMB million
Deferred tax assets:
Provision for lease return costs for aircraft and engines	1,109	1,075
Lease liabilities/Right-of-use assets	94	—
Impairment provision for flight equipment spare parts	61	53
Impairment provision for receivables	80	76
Impairment provision for property, plant and equipment	115	101
Derivative financial instruments	36	6
Financial asset at fair value through profit or loss	7	—
Other payables and accruals	70	71
Government grants related to assets	29	35
Loss available for offsetting against future taxable profits	3,699	66
Safety equipment tax credit	10	—
Aged payables	1	1

	5,311	1,484

Deferred tax liabilities:
Lease liabilities/Right-of-use assets	—	(352)
Equity investments designated at fair value through other comprehensive income	(213)	(283)
Derivative financial instruments	(100)	(18)

	(313)	(653)

	4,998	831

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

	At January 1, 2020 RMB million	(Charged)/ credited to profit or loss RMB million	(Charged)/ credited to other comprehensive income RMB million	At December 31, 2020 RMB million
For the year ended December 31, 2020
Provision for lease return costs for aircraft and engines	1,075	34	—	1,109
Lease liabilities/Right-of-use assets	—	94	—	94
Impairment provision for flight equipment spare parts	53	8	—	61
Impairment provision for receivables	76	4	—	80
Impairment provision for property, plant and equipment	101	14	—	115
Derivative financial instruments	6	—	30	36
Financial asset at fair value through profit or loss	—	7	—	7
Other payables and accruals	71	(1)	—	70
Government grants related to assets	35	(6)	—	29
Loss available for offsetting against future taxable profits	66	3,633	—	3,699
Safety equipment tax credit	—	10	—	10
Aged payables	1	—	—	1

	1,484	3,797	30	5,311

Lease liabilities/Right-of-use assets	(352)	352	—	—
Equity investments designated at fair value through other comprehensive income	(283)	—	70	(213)
Derivative financial instruments	(18)	—	(82)	(100)

	(653)	352	(12)	(313)

Net deferred tax assets	831	4,149	18	4,998

	At January 1, 2019 RMB million	(Charged)/ credited to profit or loss RMB million	(Charged)/ credited to other comprehensive income RMB million	At December 31, 2019 RMB million
For the year ended December 31, 2019
Provision for lease return costs for aircraft and engines	882	193	—	1,075
Impairment provision for flight equipment spare parts	126	(73)	—	53
Impairment provision for receivables	75	1	—	76
Impairment provision for property, plant and equipment	103	(2)	—	101
Derivative financial instruments	7	—	(1)	6
Financial asset at fair value through profit or loss	6	(6)	—	—
Other payables and accruals	89	(18)	—	71
Government grants related to assets	42	(7)	—	35
Deferred gains in sale and leaseback transactions	6	(6)	—	—
Loss available for offsetting against future taxable profits	—	66	—	66
Aged payables	2	(1)	—	1

	1,338	147	(1)	1,484

Lease liabilities/Right-of-use assets	(328)	(24)	—	(352)
Equity investments designated at fair value through other comprehensive income	(278)	—	(5)	(283)
Derivative financial instruments	(55)	—	37	(18)

	(661)	(24)	32	(653)

Net deferred tax assets	677	123	31	831

The temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements, for which deferred tax has not been recognized in the periods presented, totaled RMB7,087 million (2019: RMB12,558 million).
As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognized:

	2020		2019
	Deferred taxation RMB million	Temporary differences RMB million	Deferred taxation RMB million	Temporary differences RMB million
Tax losses carried forward	34	135	54	217
Other deductible temporary differences	8	35	7	30

Total unrecognized deferred tax assets	42	170	61	247

In accordance with the PRC tax law, tax losses can be carried forward for a period of five to eight years to offset against future taxable income. The Group’s tax losses carried forward will expire between 2021 and 2028.
As at December 31, 2020, management carried out an assessment to determine whether future taxable profits will be available to utilize the tax losses and deductible temporary differences. The Group has recognized deferred tax assets of RMB3,699 million (2019: RMB66 million) for tax losses of RMB15,175 million (2019: RMB296 million) and RMB1,612 million (2019: RMB1,418 million) for deductible temporary differences. As there are still uncertainties around the Group’s future operating results, such as future fuel prices and market competition, management assessed that for certain subsidiaries there are significant uncertainties that future taxable profits will be available and the deferred tax assets arising from aforementioned tax losses and deductible temporary differences were not recognized.